Investments Accounted for Using the Equity Method - Combined Financial Information of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 7,347,294	¥ 6,925,288
Non-current assets	13,071,828	12,423,876
Total assets	20,419,122	19,349,164	¥ 18,958,123
Current liabilities	5,981,124	5,624,099
Non-current liabilities	5,872,208	5,490,970
Total liabilities	11,853,332	11,115,069
Total equity	8,565,790	8,234,095	7,569,626	¥ 7,031,788
Sales revenue	15,888,617	15,361,146	13,999,200
Profit for the year	676,286	1,128,639	679,394
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,205,736	1,156,115
Non-current assets	1,123,372	1,130,516
Total assets	2,329,108	2,286,631
Current liabilities	621,552	642,967
Non-current liabilities	221,781	238,243
Total liabilities	843,333	881,210
Total equity	1,485,775	1,405,421
Sales revenue	2,834,777	2,764,386	2,680,499
Profit for the year	153,253	111,235	71,230
Affiliates [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	53,449	56,573
Non-current assets	31,464	29,300
Total assets	84,913	85,873
Current liabilities	24,307	25,806
Non-current liabilities	4,414	5,638
Total liabilities	28,721	31,444
Total equity	56,192	54,429
Sales revenue	170,750	168,229	158,174
Profit for the year	8,654	11,115	10,112
Affiliates [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,143,390	1,091,352
Non-current assets	1,069,087	1,078,735
Total assets	2,212,477	2,170,087
Current liabilities	594,494	614,762
Non-current liabilities	216,199	231,325
Total liabilities	810,693	846,087
Total equity	1,401,784	1,324,000
Sales revenue	2,657,023	2,589,380	2,515,601
Profit for the year	143,833	99,119	60,145
Affiliates [member] | Power product and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	8,897	8,190
Non-current assets	22,821	22,481
Total assets	31,718	30,671
Current liabilities	2,751	2,399
Non-current liabilities	1,168	1,280
Total liabilities	3,919	3,679
Total equity	27,799	26,992
Sales revenue	7,004	6,777	6,724
Profit for the year	766	1,001	973
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,393,450	1,430,306
Non-current assets	497,451	392,820
Total assets	1,890,901	1,823,126
Current liabilities	1,123,061	1,108,004
Non-current liabilities	93,031	84,582
Total liabilities	1,216,092	1,192,586
Total equity	674,809	630,540
Sales revenue	4,572,205	4,542,303	3,714,666
Profit for the year	371,154	404,731	309,416
Joint ventures [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	210,818	208,510
Non-current assets	119,749	106,351
Total assets	330,567	314,861
Current liabilities	192,951	176,486
Non-current liabilities	10,842	9,884
Total liabilities	203,793	186,370
Total equity	126,774	128,491
Sales revenue	746,385	701,676	671,227
Profit for the year	54,230	56,733	58,585
Joint ventures [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,179,520	1,219,060
Non-current assets	377,019	285,869
Total assets	1,556,539	1,504,929
Current liabilities	929,071	930,759
Non-current liabilities	81,316	73,508
Total liabilities	1,010,387	1,004,267
Total equity	546,152	500,662
Sales revenue	3,819,913	3,835,476	3,038,643
Profit for the year	316,491	347,661	250,451
Joint ventures [member] | Power product and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	3,112	2,736
Non-current assets	683	600
Total assets	3,795	3,336
Current liabilities	1,039	759
Non-current liabilities	873	1,190
Total liabilities	1,912	1,949
Total equity	1,883	1,387
Sales revenue	5,907	5,151	4,796
Profit for the year	¥ 433	¥ 337	¥ 380